Fixed Assets (Tables)	3 Months Ended	5 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
At March 31 31, 2017 and December 31, 2016, fixed assets, net consisted of the following:

	March 31, 2017	December 31, 2016
Office equipment and computers	$11,772	$8,048
Furniture and Equipment	13,867	0
Website development costs	1,167,130	540,146
	1,192,769	548,194
Accumulated depreciation and amortization	(1,271)	(390)
Fixed assets, net	$1,191,498	$547,804

At December 31, 2016, fixed assets, net consisted of the following:

Office equipment and computers	$8,048
Website development costs	540,146
548,194
Accumulated depreciation and amortization	(390)
Fixed assets, net	$547,804